RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2015
RELATED PARTY BALANCES AND TRANSACTIONS
Schedule of related party relationships

Name of Related Parties	Relationship with the Company

Mr. Wang Song	The Co-Founder and Director of the Company
Ms. Kou Xiaohong	The Co-Founder and Director of the Company
Flashapp	A company under the significant influence of the Company
Xuntong Tianxia Limited (“Xuntong”)*	A company under the significant influence of a senior management of the Company
Jiuzhou Changxiang Technologies (Beijing) Limited (“Jiuzhou Changxiang”)*	A company under the significant influence of a senior management of the Company

* Subsequent to the senior management’s resignation in September 2014, these companies ceased to be related parties of the Company.

Schedule of related party balances

	Xuntong	Jiuzhou Changxiang	Ms. Kou Xiaohong	Flashapp	Total

Balance as of January 1, 2014	141	(844)	(18)	—	(721)

Cash received from Xuntong	(141)	—	—	—	(141)
Service fee paid to Jiuzhou Changxiang	—	844	—	—	844

Balance as of December 31, 2014	—	—	(18)	—	(18)
Service charge by Flash app	—	—	—	(81)	(81)
Service fee paid to Flash app	—	—	—	81	81

Balance as of December 31, 2015	—	—	(18)	—	(18)

Balance as of December 31, 2015 (US$’000)	—	—	(3)	—	(3)